Note 5 - Other (income) expense	12 Months Ended
Dec. 31, 2012
Other Income and Other Expense Disclosure [Text Block]
5.	Other (income) expense

	2012	2011	2010

(Earnings) loss from equity method investments	$(1,230)	$3,475	$4,046
Other-than-temporary impairment of investment	-	3,092	-
Other	(1,211)	(250)	(1,039)
	$(2,441)	$6,317	$3,007

During the year ended December 31 2011, as a result of a sustained decline in the market price of the shares of the Company’s investment in Colliers International UK plc, an other-than-temporary impairment charge of $3,092 was recorded in the statement of earnings.